INCOME TAXES - Reconciliation of Income Tax Rate (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal statutory rate					35.00%	35.00%	35.00%
State taxes					0.40%	2.10%	2.00%
Tax reserves					0.00%	(0.20%)	(0.40%)
Foreign					(8.30%)	(4.30%)	(2.10%)
Research and development credit					(0.80%)	(1.00%)	(0.40%)
Manufacturing deduction					(1.10%)	(1.80%)	(2.30%)
France tax rate change					(6.50%)	(6.50%)	0.00%
U.S. tax rate change					(7.90%)	0.00%	0.00%
U.S. tax reform provision					15.60%	0.00%	0.00%
Transaction costs related to acquisitions					0.00%	1.50%	0.00%
Other, net					(0.90%)	(0.70%)	0.10%
Effective rate	16.20%	15.70%	17.20%	23.40%	25.50%	24.10%	31.90%